Annual Total Returns - BlackRock LifePath Index 2060 Fund (Investor A, Institutional) [BarChart] - Investor A, Institutional - BlackRock LifePath Index 2060 Fund - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	21.06%
Annual Return 2018	(8.04%)
Annual Return 2019	26.46%
Annual Return 2020	14.71%